Consolidated Statements of Income - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Profit or loss [abstract]
Revenue	[1]	$ 270,126	$ 261,253	$ 252,994
Cost of sales		155,396	134,708	164,240
Gross profit		114,730	126,545	88,754
Administrative costs		87,134	68,029	63,309
Operating profit before exceptional item		27,596	58,516	25,445
Impairment loss		(423,335)
Operating profit/(loss)		(395,739)	58,516	25,445
Finance costs		(24,093)	(19,668)	(19,521)
Finance income		16,419	1,855	2,365
Net finance costs		(7,674)	(17,813)	(17,156)
Other gains/(losses)		288	(41,321)	14,205
Profit/(loss) before tax		(403,125)	(618)	22,494
Income tax		(7,328)	(9,127)	(11,039)
Profit/(Loss) for the year		(410,453)	(9,745)	11,455
Attributable to:
Equity holders of Eros International Plc		(423,867)	(22,575)	3,805
Non-controlling interest		13,414	12,830	7,650
Profit/(Loss) for the year		$ (410,453)	$ (9,745)	$ 11,455
(Loss)/Earnings per share (cents)
Basic (loss)/earnings per share		$ (599.5)	$ (36.3)	$ 6.4
Diluted (loss)/earnings per share		$ (599.5)	$ (36.3)	$ 5.1

[1]	Net of significant discounting component